Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment, net
Property, plant and equipment, net as of December 31, 2015 and 2016 are as follows:

	2015	2016
	RMB	RMB

Computers and servers	121,874	129,842
Motor vehicles	38,778	113,754
Furniture and fixtures	8,010	9,745
Leasehold improvements	84,741	94,741
Less: accumulated depreciation	(129,471)	(153,522)

Net book value	123,932	194,560